FINANCIAL ASSETS AND LIABILITIES - Bunker Derivatives (Details) - t	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Bunker derivatives [Member]
Derivative [Line Items]
Outstanding amount	2,900	4,200